EATON VANCE(R)


SEMIANNUAL REPORT JUNE 30, 2001

[Graphic Omitted)

                                   EATON VANCE
                                     PRIME
                                      RATE
                                    RESERVES

Eaton Vance Prime Rate Reserves as of June 30, 2001

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

Investment Environment
-------------------------------------------------------------------------------
The Loan Market

o Although encountering a difficult environment that reflected a sluggish economy, the loan market nonetheless delivered positive returns in the six months ended June 30, 2001. In a more restrictive credit environment, new issue volume remained somewhat below that of recent years.

o In a series of six moves beginning in early January, the Federal Reserve lowered the Federal Funds rate - a key short-term interest rate barometer - by 275 basis points (2.75%). Those interest rate cuts have been reflected in corresponding declines in LIBOR, the benchmark rate upon which floating-rate loan interest rates are based.

o The Fed's aggressive campaign to reduce interest rates should re-stimulate the economy over time, resulting in improved credit quality. Moreover, following the dramatic decline in interest rates, the risk profile of the bond market has increased signficantly, especially compared to the relatively low volatility of the loan market, which should benefit from an eventual upturn in the economy.

The Fund
--------------------------------------------------------------------------------
Performance for the Past Six Months

o The Fund distributed $0.330 in income dividends during the six months ended June 30, 2001. Based on a $9.37 net asset value on June 30, 2001, the Fund had a distribution rate of 5.97%.(1) The Fund's SEC 30-day yield at June 30 was 6.12%.(2)

o The Fund had a six-month total return of 2.14%.(3) That return outpaced the 0.52% average return of the Fund's Lipper Loan Fund Classification, which consists of 39 funds investing primarily in leveraged loans.(4)

The Portfolio's Investments

o In a slowing U.S. economy, industry diversification was increasingly important. The Portfolio had investments in 59 different industries and 336 borrowers at June 30. The average loan as a percentage of the Portfolio's total net assets was just 0.26%. The 10 largest holdings were only 10.2% of the Portfolio, limiting investment exposure to any single borrower.

o The debt-laden telecom sector, plagued with overcapacity, has been especially hard-hit. Within the wireless sector, management avoided the problematic areas of broadband and competitive local exchange carriers. Nextel Communications, Inc. has registered strong revenue growth, up 48% in the first quarter of 2001. Nextel's differentiated packet services have given the company an edge among business customers as the industry makes the transition to next generation technology. The Portfolio's wireless companies are focused in rural areas, where competition is less intense.

o Cable television remained a strong growth area in a weak economy and Charter Communications, Inc. was again the Portfolio's largest cable holding. Charter's revenues rose 21% in the first quarter, boosted by the industry's fastest subscriber growth. In concert with DIVA Systems, Inc., Charter has begun to offer customers in selected markets video-on-demand, and offers digital services that are improving margins while driving growth.

o Demand for pharmaceuticals is generally not affected by economic fluctuations. Following a recent corporate restructuring, Rite-Aid Corp., an operator of 3,600 retail drug stores in 30 states, has generated good sales momentum. In addition to increased pharmacy and over-the-counter drug revenues, the company has generated strong sales of front-of-store merchandise.

o In the entertainment sector, Blockbuster Entertain-ment, Inc. operates 7,700 video rental stores in the U.S. and 25 countries. The company has achieved impressive revenue growth in an increasingly competitive market. While DVD rentals have been especially strong, Blockbuster is exploring new technologies and partnerships for the delivery of home entertainment.

   FUND INFORMATION As of June 30, 2001
   -----------------------------------------------------------------------------

   Performance(5)
   -----------------------------------------------------------------------------

   Average Annual Total Returns (at net asset value)
   -----------------------------------------------------------------------------
   One year        2.73%
   Five years      5.86
   Ten Years       6.19

   SEC Average Annual Total Returns (including applicable EWC)
   -----------------------------------------------------------------------------
   One year       -0.13%
   Five years      5.86
   Ten Years       6.19

   Five Largest Industry Weightings(6)
   -----------------------------------------------------------------------------
   Telecommunications - Wireless                   7.4%
   Cable Television                                7.3%
   Chemicals                                       4.7%
   Manufacturing                                   4.3%
   Commercial Services                             3.8%

   (1) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the offering price. (2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (3) Return does not reflect applicable early withdrawal charge (EWC).
   (4) It is not possible to invest directly in a Lipper Classification. (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual total returns reflect applicable EWC as follows: 1st year - 3%; 2nd year - 2.5%; 3rd year - 2%; 4th year - 1%. (6) Industry weightings are subject to change due to active management. Five largest industry weightings account for 27.5% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when repurchased, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.
--------------------------------------------------------------------------------

Eaton Vance Prime Rate Reserves as of June 30, 2001

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001

ASSETS
--------------------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value
  (identified cost, $3,801,109,274)                              $3,657,369,405
Receivable for Trust shares sold                                      1,994,762
-------------------------------------------------------------------------------
Total assets                                                     $3,659,364,167
-------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------
Dividends payable                                                $   9,411,159
Payable to affiliate for Trustees' fees                                   1,071
Accrued expenses                                                        574,370
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $    9,986,600
-------------------------------------------------------------------------------
NET ASSETS FOR 389,406,625 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING                                $3,649,377,567
-------------------------------------------------------------------------------

SOURCES OF NET ASSETS
-------------------------------------------------------------------------------
Paid-in capital                                                  $3,912,278,177
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                       (119,448,144)
Accumulated undistributed net investment income                         287,403
Net unrealized depreciation from Portfolio (computed on the basis
  of identified cost)                                              (143,739,869)
-------------------------------------------------------------------------------
TOTAL                                                            $3,649,377,567
-------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
-------------------------------------------------------------------------------

($3,649,377,567 / 389,406,625 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING)                               $         9.37
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest allocated from Portfolio                                $  158,647,305
Facility fee income allocated from Portfolio                            380,418
Expenses allocated from Portfolio                                    (9,057,166)
-------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                             $  149,970,557
-------------------------------------------------------------------------------

EXPENSES
-------------------------------------------------------------------------------
Trustees fees and expenses                                       $        2,125
Distribution fees                                                    13,312,341
Transfer and dividend disbursing agent fees                             891,015
Printing and postage                                                    461,238
Registration fees                                                        55,490
Legal and accounting services                                            23,122
Custodian fee                                                            14,560
Miscellaneous                                                           292,653
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                   $   15,052,544
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                                            $  134,918,013
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                $  (58,496,909)
-------------------------------------------------------------------------------
NET REALIZED LOSS                                                $  (58,496,909)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                            $    9,012,859
  Interest rate swap contracts                                   $     (412,658)
-------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             $    8,600,201
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                 $  (49,896,708)
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   85,021,305
-------------------------------------------------------------------------------

Eaton Vance Prime Rate Reserves as of June 30, 2001

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 JUNE 30, 2001       YEAR ENDED
IN NET ASSETS                                       (UNAUDITED)         DECEMBER 31, 2000
------------------------------------------------------------------------------------------
From operations --
  Net investment income                             $  134,918,013         $  326,629,452
  Net realized loss                                    (58,496,909)           (44,301,513)
  Net change in unrealized appreciation
    (depreciation)                                       8,600,201           (124,419,414)
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $   85,021,305         $  157,908,525
------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                        $ (134,937,865)        $ (326,609,207)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 $ (134,937,865)        $ (326,609,207)
------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                      $  148,045,715         $  722,720,358
  Net asset value of shares issued to
    shareholders in payment of distributions
    declared                                            64,373,780            163,011,381
  Cost of shares redeem                               (488,264,929)          (799,966,203)
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                           $ (275,845,434)        $   85,765,536
------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                          $ (325,761,994)        $  (82,935,146)
------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------
At beginning of period                              $3,975,139,561         $4,058,074,707
------------------------------------------------------------------------------------------
At end of period                                    $3,649,377,567         $3,975,139,561
------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
------------------------------------------------------------------------------------------
AT END OF PERIOD                                    $      287,403         $      307,255
------------------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
                                                               SIX MONTHS ENDED
                                                               JUNE 30, 2001
INCREASE (DECREASE) IN CASH                                    (UNAUDITED)
--------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchase of interests in Senior Debt Portfolio                $  (148,502,042)
  Withdrawal of interests in Senior Debt Portfolio                  578,791,169
  Operating expenses paid                                           (14,887,264)
--------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                              $   415,401,863
--------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Proceeds from shares sold                                     $   148,490,651
  Payments for shares repurchased                                  (488,281,292)
  Cash distributions paid (excluding reinvestments of
    distributions of $64,373,780)                                   (75,611,222)
--------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                          $  (415,401,863)
--------------------------------------------------------------------------------

NET INCREASE IN CASH                                            $            --
--------------------------------------------------------------------------------

CASH AT BEGINNING OF PERIOD                                     $            --
--------------------------------------------------------------------------------

CASH AT END OF PERIOD                                           $            --
--------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH FROM
OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net increase in net assets from operations                      $    85,021,305
Decrease in payable to affiliate                                            (18)
Increase in accrued expenses                                            165,298
Net decrease in investments                                         330,215,278
--------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                              $   415,401,863
--------------------------------------------------------------------------------

Eaton Vance Prime Rate Reserves as of June 30, 2001

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

Financial Highlights

                                                  Six Months Ended                     Year Ended December 31,
                                                  June 30, 2001    ---------------------------------------------------------------
                                                  (Unaudited)         2000          1999         1998         1997         1996
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- BEGINNING OF PERIOD            $    9.500       $    9.890     $   9.980   $    9.990   $    9.990   $   10.010
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                             $    0.330       $    0.768     $   0.661   $    0.679   $    0.676   $    0.684
Net realized and unrealized loss                      (0.130)          (0.390)       (0.090)      (0.009)          --(1)    (0.021)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                      $    0.200       $    0.378     $   0.571   $    0.670   $    0.676   $    0.663
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                        $   (0.330)      $   (0.768)    $  (0.661)  $   (0.680)  $   (0.676)  $   (0.683)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (0.330)      $   (0.768)    $  (0.661)  $   (0.680)  $   (0.676)  $   (0.683)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                  $    9.370       $    9.500     $   9.890   $    9.980   $    9.990   $    9.990
----------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                         2.14%            3.89%         5.90%        6.92%        6.98%        6.84%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)         $3,649,378       $3,975,140    $4,058,075   $2,839,989   $1,909,266   $1,611,735
Ratios (As a percentage of average daily
  net assets):
  Operating expenses(3)                                 1.26%(4)         1.24%         1.24%        1.29%        1.31%        1.35%
  Interest expense(3)                                   0.01%(4)         0.01%         0.01%        0.01%        0.01%        0.04%
  Net investment income                                 7.10%(4)         7.86%         6.66%        6.76%        6.76%        6.81%
Portfolio Turnover of the Portfolio                       16%              47%           64%          56%          81%          75%
----------------------------------------------------------------------------------------------------------------------------------
(1)  Represents less then $0.001 per share.
(2)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.
(4)  Annualized.

Eaton Vance Prime Rate Reserves as of June 30, 2001

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Eaton Vance Prime Rate Reserves (the Trust) is a non-diversified closed-end management investment company. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The Trust invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Trust. The value of the Trust's investment in the Portfolio reflects the Trust's proportionate interest in the net assets of the Portfolio (53.3% at June 30, 2001). The performance of the Trust is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United
  States of America.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Trust's net investment income consists of the Trust's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Trust determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2000, the Trust, for federal income tax purposes had a capital loss carryover of $60,973,238 which will expire on December 31, 2004 ($989,321), December 31, 2005 ($6,790,587), December 31, 2007 ($8,869,814) and December 31, 2008
  (44,323,516). These amounts will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

  D Other -- Investment transactions are accounted for on a trade-date basis.

  E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust or the Portfolio maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  G Interim Financial Statements -- The interim financial statements relating to June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration.
  Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
  The Trust operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases (of at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Trust (which may only be changed by shareholder vote) that the Trust will conduct repurchase offers ending on a date (fixed by the Trustees) in the months of February, May, August and November and the repurchase price will be determined no more than 14 days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made not later than 7 days after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 days prior to the repurchase request deadline. An early withdrawal charge will be imposed on most shares accepted for repurchase which have been held less than four years (see Note 6). During the six months ended June 30, 2001, the Trust made two repurchase offers as follows:

                             Repurchase                        Amount
  Repurchase                Offer Amount                    Repurchased
  Request          ------------------------------   ---------------------------
  Deadline              Shares         Amount          Shares         Amount
  ---------------------------------------------------------------------------
  Feb. 22, 2001      124,042,009   $1,169,716,143    27,617,097    $262,362,581
  May 22, 2001       116,841,827    1,109,997,360    23,955,049     225,902,348
  ---------------------------------------------------------------------------
  Total              240,883,836   $2,279,713,503    51,572,146    $488,264,929
  ---------------------------------------------------------------------------
  All transactions in Trust shares were as follows:

                                              Six Months Ended   Year Ended
                                              June 30, 2001      December 31,
                                              (Unaudited)        2000
  ------------------------------------------------------------------------------
  Sales                                             15,648,117       73,672,247
  Issued to shareholders electing to receive
    payments of distributions in Fund shares         6,811,764       16,699,186
  Repurchases                                      (51,572,146)     (82,119,004)
  ------------------------------------------------------------------------------
  Net increase (decrease)                          (29,112,265)       8,252,429
  ------------------------------------------------------------------------------

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Trust. Effective May 1, 1999, EVM has agreed to waive its administration fee as long as the distribution fee (Note 5) is being paid by the Trust. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (see Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Trust and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee.

  Certain officers and Trustees of the Trust and of the Portfolio are officers of the above organizations.

5 Distribution Plan
--------------------------------------------------------------------------------
  The Trust has in effect a distribution plan (the Plan) that allows the Trust to pay distribution fees for the sale and distribution of shares. The Plan requires the Trust to pay the Principal Underwriter, Eaton Vance
  Distributors, Inc. (EVD), a subsidiary of EVM, an amount equal to 0.70% (annually) of the Trust's average daily net assets, for providing ongoing distribution services and facilities to the Trust.

6 Early Withdrawal Charge
--------------------------------------------------------------------------------
  EVD compensates investment dealers for sales commissions at a rate of 3% of the purchase price of shares purchased through such dealers. EVD also pays additional compensation to each dealer ranging from 0.10% to 0.30% per annum of the value of Trust shares sold by such dealer that are outstanding for specified periods of time. An early withdrawal charge to recover distribution costs will be charged to repurchasing shareholders and paid to EVD in connection with most shares held for less than four years which are accepted by the Trust for repurchase. The early withdrawal charge is imposed at declining rates that begin at 3% in the case of repurchases in the first year after purchase, declining to 2.5%, 2%, 1% and 0% in the second, third and fourth year and thereafter, respectively. The early withdrawal charge will be imposed on those shares repurchased, the value of which exceeds the aggregate value at the time the repurchase is accepted of: (a) all shares in the account purchased more than four years prior to such acceptance, (b) all shares in the account acquired through reinvestment of distributions and (c) the increase, if any, in value of all other shares in the account (namely those purchased within the four years preceding the acceptance) over the purchase price of such shares. In determining whether an early withdrawal charge is payable, it is assumed that the acceptance of a repurchase offer is made from the earliest purchase of shares. The total early withdrawal charges received by EVD for the six months ended June 30, 2001 amounted to approximately $4,104,000.

7 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in the Trust's investment in the Portfolio for the six months ended June 30, 2001 aggregated $148,502,042 and $578,791,169, respectively.

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

SENIOR, SECURED, FLOATING RATE
INTERESTS -- 83.7%(1)

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                 VALUE
-----------------------------------------------------------------------------

Advertising -- 0.4%
-----------------------------------------------------------------------------
                 LAMAR MEDIA CORP.
$      506,250   Revolving loan, maturing August 1, 2005     $      498,445
     2,812,500   Term loan, maturing August 1, 2005               2,784,375
    17,500,000   Term loan, maturing March 1, 2006               17,558,328
       780,000   Term loan, maturing August 1, 2006                 782,600
                 TRADER.COM
     2,688,169   Term loan, maturing December 31, 2006            2,668,157
     1,811,831   Term loan, maturing December 31, 2007            1,798,328
-----------------------------------------------------------------------------
                                                               $   26,090,233
-----------------------------------------------------------------------------

Aerospace & Defense -- 1.2%
-----------------------------------------------------------------------------
                 AIRCRAFT BRAKING SYSTEMS CORP.
$   11,777,284   Term loan, maturing September 30, 2005        $   11,806,727
                 ALLIANT TECHSYSTEMS, INC.
     5,985,000   Term loan, maturing April 20, 2009                 6,067,916
                 DYNCORP
    16,379,250   Term loan, maturing December 9, 2006              16,507,221
                 EG&G TECHNICAL SERVICES, INC.
    18,233,082   Term loan, maturing August 20, 2007               17,594,924
                 FAIRCHILD HOLDINGS CORPORATION
    16,250,328   Term loan, maturing April 30, 2006                15,803,444
                 HEXCEL CORPORATION
    11,975,597   Term loan, maturing August 25, 2005               12,035,474
                 TRANSDIGM HOLDING COMPANY
       351,563   Term loan, maturing May 15, 2006                     352,991
       898,438   Term loan, maturing May 15, 2007                     902,649
-----------------------------------------------------------------------------
                                                               $   81,071,346
-----------------------------------------------------------------------------

Air Freight & Couriers -- 0.5%
-----------------------------------------------------------------------------
                 EVERGREEN INTERNATIONAL AVIATION, INC.
$   17,008,479   Term loan, maturing April 30, 2002            $   15,329,720
     6,382,799   Term loan, maturing May 31, 2003                   5,752,808
                 PIEDMONT
     6,299,859   Term loan, maturing July 23, 2006                  6,236,860
     6,299,859   Term loan, maturing July 23, 2007                  6,236,860
-----------------------------------------------------------------------------
                                                               $   33,556,248
-----------------------------------------------------------------------------

Airlines -- 0.1%
-----------------------------------------------------------------------------
                 CONTINENTAL AIRLINES, INC.
$    9,849,767   Term loan, maturing December 31, 2006         $    9,591,211
-----------------------------------------------------------------------------
                                                               $    9,591,211
-----------------------------------------------------------------------------

Auto Components -- 2.9%
-----------------------------------------------------------------------------
                 AAS HOLDINGS, LLC
$    8,890,428   Term loan, maturing October 30, 2004          $    8,579,263
                 ACCURIDE CORPORATION
     2,308,519   Term loan, maturing January 21, 2005               2,093,058
    17,854,333   Term loan, maturing January 21, 2006              16,247,443
     5,577,500   Term loan, maturing January 21, 2007               5,122,002
                 AMERICAN AXLE & MANUFACTURING, INC.
    16,392,722   Term loan, maturing April 30, 2006                16,135,307
                 COLLINS & AIKMAN
    21,533,968   Term loan, maturing June 30, 2005                 20,241,930
                 DAYCO PRODUCTS, LLC
    10,505,887   Term loan, maturing May 31, 2007                  10,120,668
                 DURA OPERATING CORP.
     4,768,224   Term loan, maturing March 31, 2006                 4,699,681
                 EXIDE CORPORATION
    19,651,962   Term loan, maturing March 18, 2005                18,652,993
                 FEDERAL-MOGUL CORPORATION
    14,161,932   Term loan, maturing February 24, 2004             13,896,396
                 J.L. FRENCH AUTOMOTIVE CASTINGS, INC.
     5,336,800   Term loan, maturing November 30, 2006              4,385,073
                 KEYSTONE AUTOMOTIVE OPERATIONS, INC.
    10,999,461   Term loan, maturing March 31, 2006                10,999,461
                 LUND INDUSTRIES, INCORPORATED
     3,527,920   Term loan, maturing December 31, 2004              3,228,047
     2,130,705   Term loan, maturing December 31, 2005              1,949,595
                 MASCOTECH, INC.
     4,720,275   Term loan, maturing May 31, 2007                   4,362,322
                 SAFELITE GLASS CORP.
     3,117,592   Term loan, maturing June 30, 2008                  3,042,824
     3,266,100   Term loan, maturing July 30, 2008                  3,187,769
                 STANADYNE AUTOMOTIVE CORPORATION
     7,675,641   Term loan, maturing December 10, 2004              7,618,073
                 TENNECO AUTOMOTIVE
    11,933,476   Term loan, maturing December 31, 2007             10,225,497
    11,933,476   Term loan, maturing December 31, 2008             10,225,497
                 VENTURE HOLDINGS TRUST
    21,926,450   Term loan, maturing April 1, 2005                 20,592,598
-----------------------------------------------------------------------------
                                                               $  195,605,497
-----------------------------------------------------------------------------

Broadcast Media -- 2.9%
-----------------------------------------------------------------------------
                 BENEDEK BROADCASTING CORPORATION
$    3,500,000   Term loan, maturing November 20, 2007         $    3,281,250
                 CANWEST MEDIA, INC.
    19,749,928   Term loan, maturing May 15, 2008                  19,843,740
    12,338,822   Term loan, maturing May 15, 2009                  12,397,432
                 CITADEL COMMUNICATIONS CORP.
     6,500,000   Term loan, maturing December 31, 2008              6,491,875
                 COMCORP BROADCASTING, INC.
     3,733,906   Term loan, maturing June 30, 2007*                 3,547,210
                 CORUS ENTERTAINMENT
    16,537,500   Term loan, maturing August 31, 2007               16,578,844
                 DISCOVERY COMMUNICATIONS, INC.
    28,750,000   Term loan, maturing May 13, 2004                  28,390,625
                 ENTRAVISION COMMUNICATIONS CORP.
       550,000   Term loan, maturing December 31, 2008                553,163
                 LIN TELEVISION CORP.
    31,246,438   Term loan, maturing March 31, 2007                31,109,735
     1,830,052   Term loan, maturing September 30, 2007             1,827,764
                 NEXSTAR FINANCE, LLC
     4,500,000   Term loan, maturing July 12, 2007                  4,484,534
                 SINCLAIR BROADCAST GROUP, INC.
     2,551,724   Revolving loan, maturing August 15, 2005           2,462,414
    19,000,000   Term loan, maturing September 15, 2005            19,091,048
                 SUSQUEHANNA MEDIA CO.
    20,270,000   Term loan, maturing June 30, 2008                 19,915,275
                 TELEMUNDO
    16,500,000   Term loan, maturing May 15, 2008                  16,572,188
                 WHITE KNIGHT BROADCASTING, INC.
     3,412,500   Term loan, maturing June 30, 2007*                 3,241,875
                 YOUNG BROADCASTING, INC.
     7,689,518   Term loan, maturing December 31, 2006              7,736,270
-----------------------------------------------------------------------------
                                                               $  197,525,242
-----------------------------------------------------------------------------

                 Building and Development -- 0.5%
-----------------------------------------------------------------------------
                 FFD DEVELOPMENT COMPANY, LLC
$      360,000   Revolving loan, maturing April 2, 2004        $      358,200
                 LENNAR CORPORATION
    31,273,575   Term loan, maturing May 2, 2007                   31,493,460
-----------------------------------------------------------------------------
                                                               $   31,851,660
-----------------------------------------------------------------------------

Cable Television -- 7.3%
-----------------------------------------------------------------------------
                 CENTURY CABLE HOLDINGS, LLC
$   42,700,000   Term loan, maturing June 30, 2009             $   42,737,790
     2,000,000   Term loan, maturing December 31, 2009              1,997,407
                 CHARTER COMMUNICATIONS OPERATING, LLC
     6,666,667   Term loan, maturing March 18, 2007                 6,575,000
   105,250,000   Term loan, maturing March 18, 2008               104,565,875
                 CHARTER COMMUNICATIONS VI
    10,000,000   Term loan, maturing June 30, 2008                  9,971,250
                 CHARTER COMMUNICATIONS VIII
    41,550,000   Term loan, maturing February 2, 2008              41,516,220
                 CHELSEA COMMUNICATIONS, INC.
    20,873,386   Term loan, maturing December 31, 2004             20,847,295
                 CLASSIC CABLE, INC.
    10,000,000   Term loan, maturing October 31, 2007               9,145,000
     9,881,579   Term loan, maturing October 31, 2008               8,979,885
                 FALCON HOLDING GROUP, L.P.
    14,120,678   Term loan, maturing June 29, 2007                 13,955,932
    64,423,683   Term loan, maturing December 31, 2007             63,682,810
                 FRONTIERVISION OPERATING PARTNERS, L.P.
    49,701,938   Term loan, maturing March 31, 2006                49,546,619
                 INSIGHT MIDWEST HOLDINGS, LLC
    36,000,000   Term loan, maturing December 31, 2009             36,292,500
                 MEDIACOM USA, LLC
     7,000,000   Revolving loan, maturing September 30, 2008        7,006,566
                 RCN CORPORATION
    35,000,000   Term loan, maturing June 30, 2007                 25,666,655
                 UCA CORP.
    60,500,000   Term loan, maturing May 15, 2007                  60,575,625
-----------------------------------------------------------------------------
                                                               $  503,062,429
-----------------------------------------------------------------------------

Casinos & Gaming -- 1.5%
-----------------------------------------------------------------------------
                 ALLIANCE GAMING CORPORATION
$    3,250,000   Term loan, maturing November 30, 2006         $    3,260,449
                 AZTAR CORPORATION
    15,386,497   Term loan, maturing June 30, 2005                 15,348,031
                 BOYD GAMING CORPORATION
       980,045   Term loan, maturing June 15, 2003                    973,919
    23,996,379   Term loan, maturing June 15, 2005                 23,816,406
                 HORSESHOE GAMING HOLDING CORP.
    24,793,501   Term loan, maturing September 30, 2006            24,839,988
                 ISLE OF CAPRI CASINOS
     7,523,596   Term loan, maturing March 2, 2006                  7,520,654
     6,583,147   Term loan, maturing March 2, 2007                  6,580,573
                 MIKOHN GAMING CORPORATION
     9,580,088   Term loan, maturing April 1, 2004                  9,577,179
                 PENN NATIONAL GAMING, INC.
     4,864,865   Term loan, maturing March 31, 2005                 4,840,541
     9,352,764   Term loan, maturing July 31, 2006                  9,407,384
-----------------------------------------------------------------------------
                                                               $  106,165,124
-----------------------------------------------------------------------------

Chemicals -- 4.7%
-----------------------------------------------------------------------------
                 AOC, LLC
$   21,158,726   Term loan, maturing September 30, 2006        $   21,000,035
                 ARTEVA B.V. (KOSA)
     4,326,197   Term loan, maturing December 31, 2005              4,023,363
    23,803,175   Term loan, maturing December 31, 2006             23,419,349
                 AVECIA INVESTMENTS LIMITED
                 (FKA, THE ZENECA SPECIALTIES BUSINESS)
     2,965,969   Term loan, maturing June 30, 2007                  2,977,091
     9,886,563   Term loan, maturing June 30, 2008                  9,923,637
                 FOAMEX L.P.
     8,413,101   Revolving loan, maturing June 30, 2003             7,655,922
     3,434,287   Term loan, maturing June 30, 2005                  3,253,987
     1,574,730   Term loan, maturing June 30, 2006                  1,492,056
                 GEO SPECIALTY CHEMICALS, INC.
     5,000,000   Term loan, maturing December 31, 2007              5,028,125
                 GEORGIA GULF CORPORATION
    13,988,488   Term loan, maturing December 31, 2006             13,988,488
                 HUNTSMAN CORPORATION
     1,307,993   Term loan, maturing September 30, 2003             1,133,594
    24,529,725   Term loan, maturing December 31, 2004             21,647,483
     4,840,689   Term loan, maturing December 31, 2005              4,211,399
                 HUNTSMAN INT'L (FKA H. ICI)
     6,090,630   Term loan, maturing June 3, 2006                   6,047,807
    26,693,662   Term loan, maturing June 30, 2007                 26,714,056
    26,693,662   Term loan, maturing June 30, 2008                 26,765,414
                 IMC GLOBAL, INC
    11,500,000   Term loan, maturing November 17, 2006             11,543,125
                 LYONDELL PETROCHEMICAL COMPANY
    67,625,758   Term loan, maturing June 30, 2007                 69,612,264
                 MESSER GRIESHAM GMBH
       175,406   Term loan, maturing April 30, 2009                   177,489
       324,594   Term loan, maturing April 30, 2010                   328,448
                 PMD
    11,000,000   Term loan, maturing September 30, 2008            11,025,531
                 POLYMER GROUP, INC.
    40,325,822   Term loan, maturing December 20, 2005             34,680,207
     6,435,000   Term loan, maturing December 20, 2006              5,501,925
                 STERLING PULP CHEMICALS (SASK) LTD.
     5,299,456   Term loan, maturing June 30, 2005                  5,193,461
                 VININGS INDUSTRIES, INC.
     7,662,139   Term loan, maturing March 31, 2005                 6,934,236
-----------------------------------------------------------------------------
                                                               $  324,278,492
-----------------------------------------------------------------------------

Coal -- 0.7%
-----------------------------------------------------------------------------
                 ARCH WESTERN RESOURCES, LLC
$   42,500,000   Term loan, maturing May 31, 2003              $   41,650,000
                 QUAKER COAL COMPANY
     9,039,132   Term loan, maturing June 30, 2006*                 3,118,500
-----------------------------------------------------------------------------
                                                               $   44,768,500
-----------------------------------------------------------------------------

Commercial Services -- 3.8%
-----------------------------------------------------------------------------
                 ADVANSTAR COMMUNICATIONS INC.
$    5,352,000   Term loan, maturing November 17, 2006         $    5,345,310
    19,144,286   Term loan, maturing November 17, 2007             19,222,069
                 AMERICAN MARKETING INDUSTRIES, INC.
       260,000   Term loan, maturing August 31, 2001                  208,000
     5,316,061   Term loan, maturing November 30, 2002              4,252,849
     6,336,000   Term loan, maturing November 30, 2003              5,068,800
     6,495,496   Term loan, maturing November 30, 2004              5,196,397
     5,335,000   Term loan, maturing November 16, 2005              4,268,000
                 ANTHONY CRANE RENTAL, L.P.
    18,629,825   Term loan, maturing July 20, 2006                 15,555,904
                 BRICKMAN HOLDINGS CORP.
     7,405,765   Term loan, maturing January 14, 2006               7,368,736
                 CATERAIR INTERNATIONAL CORPORATION
    10,288,305   Term loan, maturing March 1, 2007                 10,288,305
                 COINMACH LAUNDRY CORPORATION
    33,710,368   Term loan, maturing June 30, 2005                 33,689,299
                 ENVIRONMENTAL SYSTEMS PRODUCTS HLDGS, INC.
    10,506,717   Term loan, maturing December 31, 2004              8,781,861
     5,738,005   Term loan, maturing December 31, 2005              3,251,538
                 ERICKSON AIR-CRANE CO.
     8,597,338   Term loan, maturing December 31, 2004              8,167,472
                 INTERPOOL, INC.
     5,213,554   Term loan, maturing April 30, 2002                 5,231,478
                 IRON MOUNTAIN, INC.
     3,566,575   Term loan, maturing February 28, 2006              3,602,558
                 METOKOTE CORPORATION
     9,357,500   Term loan, maturing November 2, 2005               9,123,563
                 MSX INTERNATIONAL, INC.
    22,655,000   Term loan, maturing December 31, 2006             22,001,617
                 NATIONSRENT, INC.
    12,357,500   Term loan, maturing September 30, 2006             8,634,803
                 PSI ACQUISITION CORPORATION
    15,733,747   Term loan, maturing September 30, 2003            15,261,735
                 SC INTERNATIONAL SERVICES, INC.
    42,326,976   Term loan, maturing March 1, 2007                 42,326,976
                 VOLUME SERVICES, INC.
    20,672,922   Term loan, maturing December 31, 2002             20,743,996
-----------------------------------------------------------------------------
                                                               $  257,591,266
-----------------------------------------------------------------------------

Communications Equipment -- 1.4%
-----------------------------------------------------------------------------
                 AMPHENOL CORPORATION
$      890,008   Term loan, maturing May 19, 2004              $      877,307
    39,889,456   Term loan, maturing May 19, 2006                  39,320,194
                 CII TECHNOLOGIES
                 (FKA COMMUNICATIONS INSTRUMENTS)
    11,575,705   Term loan, maturing March 15, 2004                11,488,887
                 GENERAL CABLE CORPORATION
     4,796,187   Term loan, maturing May 31, 2007                   4,734,234
                 SUPERIOR TELECOM, INC.
     1,586,207   Revolving loan, maturing November 27, 2005         1,268,966
     1,152,241   Term loan, maturing November 27, 2005                896,827
    21,602,821   Term loan, maturing November 27, 2006             17,359,400
                 TELEX COMMUNICATIONS, INC.
     1,588,328   Term loan, maturing November 6, 2004               1,362,527
                 TRIPOINT GLOBAL COMMUNICATIONS, INC. (PRODELIN)
     7,138,169   Term loan, maturing May 31, 2006                   7,048,942
                 VIASYSTEMS, INC.
     7,395,184   Term loan, maturing March 31, 2007                 6,014,747
     5,000,000   Term loan, maturing March 31, 2007                 4,066,665
-----------------------------------------------------------------------------
                                                               $   94,438,696
-----------------------------------------------------------------------------

Computer Software & Services -- 0.7%
-----------------------------------------------------------------------------
                 BRIDGE INFORMATION SYSTEMS AMERICA
$    6,092,904   Term loan, maturing May 29, 2004*             $    2,345,768
     1,139,832   Term loan, maturing May 29, 2005*                    438,835
                 Computer Associates International, Inc.
    14,437,500   Term loan, maturing June 24, 2003                 14,190,864
                 PAUL G. ALLEN
    14,300,000   Term loan, maturing June 10, 2003                 14,255,313
                 TITAN CORPORATION
    10,516,807   Term loan, maturing March 31, 2006                10,424,785
     4,117,990   Term loan, maturing March 31, 2007                 4,081,958
-----------------------------------------------------------------------------
                                                               $   45,737,523
-----------------------------------------------------------------------------

Computers & Peripherals -- 0.0%
-----------------------------------------------------------------------------
                 GENICOM CORPORATION
$   11,300,330   Term loan, maturing September 5, 2004*        $      565,017
-----------------------------------------------------------------------------
                                                               $      565,017
-----------------------------------------------------------------------------

                 Construction & Engineering -- 0.3%
-----------------------------------------------------------------------------
                 URS CORPORATION
$    8,674,853   Term loan, maturing June 9, 2006              $    8,696,541
    12,659,651   Term loan, maturing June 9, 2007                  12,691,300
-----------------------------------------------------------------------------
                                                               $   21,387,841
-----------------------------------------------------------------------------

Construction Materials -- 0.6%
-----------------------------------------------------------------------------
                 DAL-TILE GROUP, INC.
$    2,470,841   Revolving loan, maturing December 31, 2002    $    2,436,867
     5,231,192   Term loan, maturing December 31, 2002              5,159,263
                 FORMICA CORPORATION
    10,323,437   Term loan, maturing April 30, 2006                 9,600,796
                 TRUSEAL TECHNOLOGIES, INC.
     6,947,000   Term loan, maturing July 1, 2004                   6,947,000
                 TRUSSWAY INDUSTRIES, INC.
    12,403,642   Term loan, maturing December 31, 2006             11,351,426
                 U.S. AGGREGATES, INC.
       372,640   DIP loan, maturing December 31, 2001                 372,640
     9,193,129   Term loan, maturing March 31, 2006                 7,354,503
-----------------------------------------------------------------------------
                                                               $   43,222,495
-----------------------------------------------------------------------------

Containers & Packaging - Metal & Glass -- 0.9%
-----------------------------------------------------------------------------
                 BALL CORPORATION
$   18,399,416   Term loan, maturing March 10, 2006            $   18,246,094
                 IMPRESS METAL PACKAGING HOLDINGS B.V.
    19,402,500   Term loan, maturing December 31, 2006             19,256,981
                 SILGAN HOLDINGS INC
    21,222,882   Term loan, maturing June 30, 2005                 20,878,010
-----------------------------------------------------------------------------
                                                               $   58,381,085
-----------------------------------------------------------------------------

Containers & Packaging - Paper -- 3.7%
-----------------------------------------------------------------------------
                 BLUE RIDGE PAPER PRODUCTS, INC.
$   10,191,110   Term loan, maturing March 31, 2006            $   10,191,110
                 GAYLORD CONTAINER CORPORATION
     7,542,857   Revolving loan, maturing June 19, 2004             7,175,143
     9,408,455   Term loan, maturing June 19, 2004                  9,014,476
                 GRAPHIC PACKAGE INTERNATIONAL CORP.
     2,729,273   Term loan, maturing August 15, 2001                2,715,627
                 GREIF BROS. CORPORATION
     5,450,179   Term loan, maturing February 28, 2008              5,467,892
                 IMPAXX, INC.
     2,316,667   Term loan, maturing December 31, 2005              2,314,592
     5,307,500   Term loan, maturing December 31, 2006              5,302,748
                 JEFFERSON SMURFIT CORPORATION
    18,937,500   Term loan, maturing March 31, 2005                18,913,828
    26,000,000   Term loan, maturing March 24, 2006                26,056,888
                 PACKAGING DYNAMICS, LLC
    16,607,583   Term loan, maturing November 20, 2008             15,278,977
                 PORT TOWNSEND PAPER CORPORATION
     7,350,000   Term loan, maturing March 16, 2007                 7,258,125
                 RIC HOLDING, INC.
     7,123,701   Revolving loan, maturing February 28, 2003         7,078,287
     6,296,312   Term loan, maturing February 28, 2003              6,291,250
     6,153,444   Term loan, maturing February 28, 2004              6,163,824
     2,029,147   Term loan, maturing August 28, 2004                2,032,570
                 STONE CONTAINER CORPORATION
    44,317,212   Term loan, maturing October 1, 2003               44,494,016
    25,613,937   Term loan, maturing October 1, 2004               25,704,661
    15,108,111   Term loan, maturing December 31, 2006             15,143,993
    26,957,313   Term loan, maturing December 31, 2006             27,021,337
                 STRONGHAVEN, INC.
     8,953,181   Term loan, maturing May 15, 2004                   8,595,053
     2,328,261   Term loan, maturing May 15, 2004                   2,235,130
-----------------------------------------------------------------------------
                                                               $  254,449,527
-----------------------------------------------------------------------------

Containers & Packaging - Plastics -- 1.5%
-----------------------------------------------------------------------------
                 CONSOLIDATED CONTAINER HOLDINGS LLC
$   12,220,107   Term loan, maturing June 30, 2007             $   12,159,006
                 CROWN CORK & SEAL COMPANY, INC.
    17,500,000   Term loan, maturing February 4, 2002              17,368,750
                 GRAHAM PACKAGING COMPANY
     7,337,158   Term loan, maturing January 31, 2006               6,945,846
     9,060,903   Term loan, maturing January 31, 2007               8,607,858
     2,310,652   Term loan, maturing January 31, 2008               2,195,119
                 IPC, INC.
    21,373,573   Term loan, maturing September 30, 2004            20,678,931
                 LLS CORP.
     9,500,000   Term loan, maturing July 31, 2006                  8,621,250
                 MEDIAPAK HOLDINGS, LLC
     6,921,523   Term loan, maturing December 31, 2005              6,090,940
     6,921,523   Term loan, maturing December 31, 2006              6,090,940
                 TEKNI-PLEX, INC.
    10,128,891   Term loan, maturing June 30, 2008                  9,774,380
-----------------------------------------------------------------------------
                                                               $   98,533,020
-----------------------------------------------------------------------------

Educational Services -- 0.4%
-----------------------------------------------------------------------------
                 JOSTENS, INC.
$    8,487,681   Term loan, maturing May 31, 2008              $    8,434,633
                 KINDERCARE LEARNING CENTERS, INC.
     8,132,201   Term loan, maturing February 13, 2006              7,695,095
                 WEEKLY READER CORPORATION
    14,491,875   Term loan, maturing September 30, 2007            13,767,281
-----------------------------------------------------------------------------
                                                               $   29,897,009
-----------------------------------------------------------------------------

Electronic Equipment & Instruments -- 0.3%
-----------------------------------------------------------------------------
                 JUNO LIGHTING, INC.
$    9,680,435   Term loan, maturing November 30, 2006         $    9,613,882
                 KNOWLES ELECTRONICS, INC.
    13,398,750   Term loan, maturing June 29, 2007                 13,055,407
-----------------------------------------------------------------------------
                                                               $   22,669,289
-----------------------------------------------------------------------------

Entertainment -- 2.8%
-----------------------------------------------------------------------------
                 AMF BOWLING WORLDWIDE, INC.
$    5,715,694   Term loan, maturing March 31, 2002            $    4,863,101
     5,327,859   Term loan, maturing March 31, 2003                 4,522,020
     5,002,155   Term loan, maturing March 31, 2004                 4,245,579
                 AMFAC RESORTS, INC.
     4,784,628   Term loan, maturing September 30, 2003             4,694,916
     4,784,628   Term loan, maturing September 30, 2004             4,694,916
                 BLOCKBUSTER ENTERTAINMENT CORP.
       461,538   Revolving loan, maturing July 1, 2004                436,154
    51,500,000   Term loan, maturing July 1, 2004                  49,246,875
     6,923,077   Term loan, maturing July 1, 2006                   6,620,192
                 DREAMWORKS FILM TRUST
    15,280,000   Term loan, maturing December 31, 2006             15,351,633
                 INTERVAL (FKA IIC HOLDINGS, INC.)
    10,640,314   Term loan, maturing December 16, 2005             10,500,660
    10,658,592   Term loan, maturing December 16, 2006             10,518,698
                 KSL RECREATION GROUP, INC.
     3,604,406   Revolving loan, maturing April 30, 2005            3,514,296
    10,312,434   Term loan, maturing April 30, 2005                10,303,844
    10,312,434   Term loan, maturing April 30, 2006                10,312,434
                 METRO-GOLDWYN-MAYER STUDIOS INC.
    19,070,000   Term loan, maturing March 31, 2004                18,979,418
       857,500   Revolving loan, maturing December 31, 2005           831,775
     2,000,000   Term loan, maturing December 31, 2005              1,970,834
                 SIX FLAGS THEME PARKS INC.
    28,000,000   Term loan, maturing September 30, 2005            28,252,000
-----------------------------------------------------------------------------
                                                               $  189,859,345
-----------------------------------------------------------------------------

Environmental Services -- 1.4%
-----------------------------------------------------------------------------
                 ALLIED WASTE INDUSTRIES, INC.
$    4,844,876   Term loan, maturing July 30, 2005             $    4,760,653
    17,631,085   Term loan, maturing July 30, 2006                 17,613,860
    21,157,304   Term loan, maturing July 30, 2007                 21,113,508
                 INTERNATIONAL TECHNOLOGY CORPORATION
    26,896,305   Term loan, maturing June 11, 2004                 26,683,367
                 PHILIPS ENVIRONMENTAL SERVICES
       759,279   Term loan (PIK), maturing April 21, 2005*            759,279
     1,243,874   Term loan, maturing April 21, 2005                 1,243,874
                 SAFETY-KLEEN SERVICES, INC.
     1,769,451   Revolving loan, maturing April 3, 2004*              672,391
     1,809,332   Term loan, maturing April 3, 2004*                   681,892
    26,133,812   Term loan, maturing April 3, 2005*                 9,695,644
    26,133,812   Term loan, maturing April 3, 2006*                 9,695,644
                 STERICYCLE, INC.
     5,502,693   Term loan, maturing November 10, 2006              5,538,230
-----------------------------------------------------------------------------
                                                               $   98,458,342
-----------------------------------------------------------------------------

Financials -- 0.3%
-----------------------------------------------------------------------------
                 ALTAMIRA MANAGEMENT LTD.
$   10,115,652   Term loan, maturing September 30, 2004        $   10,115,652
                 FINOVA CAPITAL CORPORATION II
     7,500,000   Revolving loan, maturing May 20, 2003*             6,862,476
-----------------------------------------------------------------------------
                                                               $   16,978,128
-----------------------------------------------------------------------------

Food Services -- 0.2%
-----------------------------------------------------------------------------
                 BUFFETS, INC.
$      712,500   Term loan, maturing March 31, 2006            $      712,945
    15,893,333   Term loan, maturing March 31, 2007                16,015,839
-----------------------------------------------------------------------------
                                                               $   16,728,784
-----------------------------------------------------------------------------

Food, Beverages & Tobacco -- 1.7%
-----------------------------------------------------------------------------
                 AURORA FOODS, INC.
$    5,618,703   Term loan, maturing September 30, 2005        $    5,497,552
     1,663,941   Term loan, maturing September 30, 2006             1,630,316
                 CP KELCO U.S., INC.
     6,637,500   Term loan, maturing March 31, 2008                 6,436,304
     2,212,500   Term loan, maturing September 30, 2008             2,145,435
                 DEL MONTE CORPORATION
    12,468,750   Term loan, maturing March 31, 2008                12,612,926
                 DOMINO'S INC.
     9,888,672   Term loan, maturing December 21, 2006              9,969,017
     9,917,937   Term loan, maturing December 21, 2007              9,998,520
                 EAGLE FAMILY FOODS, INC
    11,603,511   Term loan, maturing December 31, 2005             10,443,160
                 FLEMING COMPANIES, INC.
     2,553,145   Revolving loan, maturing July 25, 2004             2,489,316
    16,287,281   Term loan, maturing July 25, 2004                 16,104,049
                 FLOWERS FOODS, INC.
     9,500,000   Term loan, maturing June 30, 2006                  9,565,313
                 MICHAEL FOODS, INC.
     1,000,000   Term loan, maturing March 30, 2008                 1,008,125
                 NEW WORLD PASTA
    10,886,092   Term loan, maturing January 28, 2006              10,248,482
                 NUTRA SWEET
     9,289,690   Term loan, maturing June 30, 2007                  9,307,108
     3,500,000   Term loan, maturing June 30, 2008                  3,473,750
                 PABST BREWING COMPANY
     6,738,698   Term loan, maturing April 30, 2004                 6,111,952
-----------------------------------------------------------------------------
                                                               $  117,041,325
-----------------------------------------------------------------------------

Funeral Service -- 0.3%
-----------------------------------------------------------------------------
                 CORNERSTONE FAMILY SERVICES, INC.
$    9,824,121   Term loan, maturing March 31, 2007            $    9,382,035
                 PRIME SUCCESSION, INC.
    14,485,375   Term loan, maturing August 1, 2003                12,674,703
-----------------------------------------------------------------------------
                                                               $   22,056,738
-----------------------------------------------------------------------------

Health Care - Equipment & Supplies -- 1.4%
-----------------------------------------------------------------------------
                 ALARIS
$    3,343,245   Term loan, maturing November 30, 2002         $    3,109,218
                 CHARLES RIVER LABORATORIES, INC.
     8,520,000   Term loan, maturing October 13, 2007               8,594,550
                 CIRCON CORPORATION
     2,490,949   Term loan, maturing October 31, 2006               2,323,969
                 CONMED CORPORATION
    12,240,947   Term loan, maturing December 30, 2004             11,938,755
     2,220,469   Term loan, maturing December 31, 2005              2,157,556
                 DADE BEHRING HOLDINGS, INC.
     5,527,050   Term loan, maturing June 30, 2005                  3,827,482
     5,527,050   Term loan, maturing June 30, 2006                  3,827,482
                 FISHER SCIENTIFIC INTERNATIONAL INC
    11,185,294   Term loan, maturing January 21, 2007              11,217,921
     7,173,317   Term loan, maturing January 21, 2008               7,194,242
                 HANGER ORTHOPEDIC GROUP, INC
    10,073,844   Term loan, maturing December 31, 2006              9,639,591
                 LEINER HEALTH PRODUCTS INC.
    11,032,367   Term loan, maturing December 30, 2004              8,936,217
     1,784,413   Term loan, maturing December 30, 2005              1,445,374
                 MAXXIM MEDICAL, INC.
     4,197,650   Term loan, maturing October 31, 2007               3,999,794
     4,197,650   Term loan, maturing October 31, 2008               4,035,508
                 NUTRAMAX PRODUCTS, INC.
       658,382   Note claim, maturing July 3, 2003                    658,382
                 STRYKER CORPORATION
    12,979,639   Term loan, maturing December 10, 2005             13,048,599
-----------------------------------------------------------------------------
                                                               $   95,954,640
-----------------------------------------------------------------------------

Health Care - Providers & Services -- 2.2%
-----------------------------------------------------------------------------
                 COMMUNITY HEALTH SYSTEMS, INC.
$   11,645,894   Term loan, maturing December 31, 2003         $   11,675,009
    11,645,894   Term loan, maturing December 31, 2004             11,679,563
     4,418,844   Term loan, maturing December 31, 2005              4,456,475
                 CONCENTRA MANAGED CARE, INC.
    13,050,127   Term loan, maturing December 31, 2005             12,964,492
     9,171,185   Term loan, maturing December 31, 2006              9,111,003
                 FHC HEALTH SYSTEMS, INC.
    10,458,560   Term loan, maturing April 30, 2005                 9,935,632
    10,458,560   Term loan, maturing April 30, 2006                 9,935,632
                 FRESENIUS
    19,430,000   Term loan, maturing September 30, 2003            19,235,700
                 INTEGRATED HEALTH SERVICES, INC.
     2,239,086   Revolving loan, maturing September 15, 2003*       1,342,653
    12,626,314   Term loan, maturing September 15, 2003*            7,429,803
    11,184,465   Term loan, maturing December 31, 2005*             6,584,854
                 MAGELLAN HEALTH SERVICES, INC.
     2,237,978   Term loan, maturing February 12, 2005              2,241,055
     2,237,978   Term loan, maturing February 12, 2006              2,241,055
                 MARINER POST-ACUTE NETWORK
     4,935,773   Term loan, maturing March 31, 2004*                3,278,178
    11,272,549   Term loan, maturing March 31, 2005*                7,504,294
    11,272,549   Term loan, maturing March 31, 2006*                7,504,294
                 MEDIQ/PRN LIFE SUPPORT SERVICES, INC.
    13,083,175   Term loan, maturing May 29, 2006                  11,490,953
                 SYBRON DENTAL MANAGEMENT
     5,472,500   Term loan, maturing November 28, 2007              5,511,836
                 TEAM HEALTH
     3,693,797   Term loan, maturing March 12, 2006                 3,602,927
                 TRIAD HOSPITALS HOLDINGS, INC.
     6,000,000   Term loan, maturing March 31, 2008                 6,059,628
-----------------------------------------------------------------------------
                                                               $  153,785,036
-----------------------------------------------------------------------------

Hotels -- 1.6%
-----------------------------------------------------------------------------
                 EXTENDED STAY AMERICA
$      250,000   Revolving loan, maturing December 31, 2002    $      244,375
     5,945,363   Term loan, maturing December 31, 2002              5,885,909
     5,986,047   Term loan, maturing December 31, 2003              5,971,081
     2,302,326   Term loan, maturing December 31, 2004              2,308,321
     1,729,056   Term loan, maturing December 31, 2005              1,731,217
                 STARWOOD HOTELS & RESORTS
    46,000,000   Term loan, maturing February 23, 2003             46,212,750
                 WYNDHAM INTERNATIONAL, INC.
    14,208,280   Term loan, maturing June 30, 2004                 14,095,793
    34,000,000   Term loan, maturing June 30, 2006                 33,475,822
-----------------------------------------------------------------------------
                                                               $  109,925,268
-----------------------------------------------------------------------------

Household Furnish & Appliances -- 1.5%
-----------------------------------------------------------------------------
                 GOODMAN MANUFACTURING COMPANY, L.P.
$    5,827,886   Term loan, maturing September 30, 2003        $    5,602,055
    27,186,952   Term loan, maturing July 31, 2005                 26,518,615
                 SEALY MATTRESS COMPANY
    14,818,875   Term loan, maturing December 15, 2004             14,902,231
    10,406,284   Term loan, maturing December 15, 2005             10,465,902
    13,576,208   Term loan, maturing December 15, 2006             13,652,574
                 SIMMONS COMPANY
     6,784,246   Term loan, maturing October 30, 2005               6,802,482
    11,716,633   Term loan, maturing October 30, 2006              11,767,166
                 SLEEPMASTER, LLC
     6,186,874   Term loan, maturing December 31, 2006              6,140,472
                 THE BOYDS COLLECTION, LTD.
     4,645,892   Term loan, maturing April 21, 2005                 4,436,827
-----------------------------------------------------------------------------
                                                               $  100,288,324
-----------------------------------------------------------------------------

Household Products -- 1.4%
-----------------------------------------------------------------------------
                 BMK, INC.
$    4,645,021   Term loan, maturing June 30, 2004             $    4,180,519
                 DESA INTERNATIONAL, INC.
     6,708,448   Term loan, maturing November 30, 2004              5,860,726
                 DIAMOND BRANDS OPERATING CORP.
       639,000   Revolving loan, maturing March 31, 2004              580,173
     1,489,578   Term loan, maturing March 31, 2005                 1,357,308
    10,878,147   Term loan, maturing March 31, 2006                 9,958,195
                 POLAROID CORPORATION
    17,714,286   Revolving loan, maturing December 31, 2001        14,614,286
                 SAMSONITE CORPORATION
    12,369,109   Term loan, maturing June 24, 2005                 11,905,268
     5,879,658   Term loan, maturing June 24, 2006                  5,659,171
                 THE IMPERIAL DECOR HOME GROUP, INC.
     1,417,283   Medium Term note, maturing April 4, 2006           1,417,283
                 THE SCOTTS COMPANY
    12,737,740   Term loan, maturing December 31, 2007             12,827,083
                 UNITED INDUSTRIES CORPORATION
    16,654,812   Term loan, maturing January 20, 2006              15,600,013
                 WERNER HOLDING CO.
     7,874,298   Term loan, maturing November 30, 2004              7,834,927
     4,753,481   Term loan, maturing November 30, 2005              4,730,902
-----------------------------------------------------------------------------
                                                               $   96,525,854
-----------------------------------------------------------------------------

Insurance -- 0.5%
-----------------------------------------------------------------------------
                 WILLIS CORROON CORPORATION
$   11,815,211   Term loan, maturing February 19, 2007         $   11,809,670
    10,520,647   Term loan, maturing February 19, 2008             10,529,411
    10,520,647   Term loan, maturing August 19, 2009               10,531,609
-----------------------------------------------------------------------------
                                                               $   32,870,690
-----------------------------------------------------------------------------

Leisure Equipment & Products -- 0.3%
-----------------------------------------------------------------------------
                 AMSCAN Holdings, Inc.
$    8,091,710   Term loan, maturing December 31, 2004         $    7,322,997
                 BELL SPORTS, INC.
    13,118,825   Term loan, maturing March 30, 2007                13,059,976
-----------------------------------------------------------------------------
                                                               $   20,382,973
-----------------------------------------------------------------------------

Machinery -- 0.4%
-----------------------------------------------------------------------------
                 FLOWSERVE CORPORATION
$   13,654,428   Term loan, maturing June 30, 2008             $   13,753,423
                 THE MANITOWOC COMPANY
     3,250,000   Term loan, maturing June 30, 2006                  3,252,031
     3,250,000   Term loan, maturing June 30, 2007                  3,276,813
                 THERMADYNE MFG LLC
     2,487,371   Term loan, maturing May 22, 2004                   2,096,647
     2,459,657   Term loan, maturing May 22, 2005                   2,073,287
     2,459,657   Term loan, maturing May 22, 2006                   2,073,287
-----------------------------------------------------------------------------
                                                               $   26,525,488
-----------------------------------------------------------------------------

Manufacturing -- 4.3%
-----------------------------------------------------------------------------
                 ADVANCED GLASSFIBER YARNS LLC
$   16,644,540   Term loan, maturing September 30, 2005        $   16,686,151
                 ALLIANCE LAUNDRY HOLDINGS LLC
    12,411,282   Term loan, maturing September 30, 2005            11,511,464
                 CHART INDUSTRIES, INC.
    18,958,794   Term loan, maturing March 31, 2006                18,945,790
                 CITATION CORPORATION
    12,927,745   Term loan, maturing December 1, 2007              12,389,817
                 DAYTON SUPERIOR CORPORATION
     1,327,500   Term loan, maturing September 29, 2005             1,332,478
                 GENTEK, INC.
    21,560,000   Term loan, maturing April 30, 2007                20,643,700
    11,440,416   Term loan, maturing April 30, 2008                11,097,203
                 MATTHEW WARREN, INC.
     7,651,331   Term loan, maturing May 31, 2005                   7,651,331
     2,783,362   Term loan, maturing May 31, 2006                   2,783,362
                 MUELLER GROUP, INC.
    10,226,097   Term loan, maturing August 17, 2006               10,283,619
     9,273,295   Term loan, maturing August 17, 2007                9,335,120
     6,930,000   Term loan, maturing August 17, 2008                6,981,975
                 NEENAH FOUNDRY COMPANY
    24,740,930   Term loan, maturing September 30, 2005            23,998,702
                 PANAVISION INTERNATIONAL, L.P.
    21,675,324   Term loan, maturing March 31, 2005                18,261,461
                 PANOLAM INDUSTRIES, INC.
    15,239,293   Term loan, maturing December 31, 2006             14,858,310
                 POLYPORE INCORPORATED
     2,841,509   Term loan, maturing December 31, 2006              2,845,061
                 SPX CORPORATION
    44,156,247   Term loan, maturing December 31, 2006             44,274,542
                 SYNTHETIC INDUSTRIES, INC.
    13,969,063   Term loan, maturing December 30, 2007             12,897,072
                 TOKHEIM CORPORATION
     9,684,987   Term loan, maturing September 2, 2005              3,389,746
     2,019,016   Revolving loan, maturing December 5, 2005          2,019,016
     4,169,479   Term loan, maturing December 5, 2005               3,961,005
     7,669,537   Term loan, maturing December 5, 2005               6,902,584
                 UCAR FINANCE, INC.
    30,532,229   Term loan, maturing December 31, 2007             29,479,967
-----------------------------------------------------------------------------
                                                               $  292,529,476
-----------------------------------------------------------------------------

Metals & Mining -- 0.5%
-----------------------------------------------------------------------------
                 BETTER MINERALS AND AGGREGATES
$    4,816,629   Term loan, maturing September 30, 2007        $    4,491,507
                 HANDY & HARMAN
    18,461,381   Term loan, maturing December 31, 2006             18,374,852
                 STILLWATER MINING COMPANY
    14,000,000   Term loan, maturing June 30, 2007                 14,070,000
-----------------------------------------------------------------------------
                                                               $   36,936,359
-----------------------------------------------------------------------------

                 Office Equipment & Supplies -- 0.5%
-----------------------------------------------------------------------------
                 BUHRMANN, INC.
$   17,249,170   Term loan, maturing December 31, 2007         $   17,285,100
                 IDENTITY GROUP, INC.
     6,335,000   Term loan, maturing April 30, 2007                 5,068,000
                 OFFICE MAX
     9,821,433   Revolving loan, maturing November 30, 2003         9,772,325
-----------------------------------------------------------------------------
                                                               $   32,125,425
-----------------------------------------------------------------------------

Oil & Gas -- 0.2%
-----------------------------------------------------------------------------
                 DRESSER, INC.
$   11,900,000   Term loan, maturing March 31, 2007            $   12,057,675
-----------------------------------------------------------------------------
                                                               $   12,057,675
-----------------------------------------------------------------------------

Paper & Forest Products -- 0.5%
-----------------------------------------------------------------------------
                 ALABAMA RIVER & NEWSPRINT
$   17,487,340   Term loan, maturing December 31, 2002         $   16,191,861
                 BEAR ISLAND PAPER COMPANY, LLC
     7,576,131   Term loan, maturing December 31, 2005              7,273,086
                 PACIFICA PAPERS, INC.
    10,479,804   Term loan, maturing March 5, 2006                 10,502,734
-----------------------------------------------------------------------------
                                                               $   33,967,681
-----------------------------------------------------------------------------

Personal Products -- 0.9%
-----------------------------------------------------------------------------
                 AM COSMETICS, INC.
$    3,213,995   Revolving loan, maturing May 30, 2004*        $    3,213,995
     1,831,215   Term loan, maturing May 30, 2004*                    329,619
     3,662,430   Term loan, maturing May 30, 2006*                    659,237
                 MARY KAY INC.
    13,370,503   Term loan, maturing March 6, 2004                 12,033,453
                 PLAYTEX PRODUCTS, INC.
    15,500,000   Term loan, maturing May 31, 2009                  15,651,125
                 REVLON CONSUMER PRODUCTS CORPORATION
    16,631,320   Term loan, maturing May 29, 2002                  16,007,645
    12,923,273   Term loan, maturing June 29, 2002                 12,449,415
-----------------------------------------------------------------------------
                                                               $   60,344,489
-----------------------------------------------------------------------------

Pharmaceuticals & Biotechnology -- 0.7%
-----------------------------------------------------------------------------
                 ADVANCE PARADIGM, INC.
$   11,970,000   Term loan, maturing September 30, 2007        $   12,078,484
                 ALLIANCE IMAGING, INC.
     6,199,603   Term loan, maturing December 18, 2004              6,222,851
     7,646,177   Term loan, maturing December 18, 2005              7,674,850
                 BERGEN BRUNSWIG CORPORATION
    20,135,592   Term loan, maturing October 19, 2001              20,202,704
                 EXPRESS SCRIPTS, INC.
     4,438,596   Term loan, maturing March 31, 2006                 4,410,855
-----------------------------------------------------------------------------
                                                               $   50,589,744
-----------------------------------------------------------------------------

Publishing & Printing -- 2.8%
-----------------------------------------------------------------------------
                 AMERICAN MEDIA OPERATIONS INC.
$    9,689,544   Term loan, maturing April 1, 2006             $    9,685,504
    16,829,750   Term loan, maturing April 1, 2007                 16,873,928
    10,365,146   Term loan, maturing May 1, 2007                   10,413,738
                 DIMAC CORPORATION
       909,604   Term loan, maturing March 1, 2002*                   454,802
       274,435   Revolving loan, maturing September 1, 2003*          274,435
       652,647   Term loan, maturing September 1, 2003*               652,647
     2,461,929   Term loan, maturing January 1, 2005*               2,461,929
     2,461,928   Term loan, maturing March 1, 2006*                         0
                 ENTERTAINMENT PUBLICATIONS, INC.
     6,683,742   Term loan, maturing December 31, 2005              6,550,067
                 JOURNAL REGISTER COMPANY
    34,577,679   Term loan, maturing September 30, 2006            34,167,069
                 LIBERTY GROUP OPERATING, INC.
     6,930,000   Term loan, maturing April 30, 2007                 6,878,025
                 MERRILL CORPORATION
    12,312,500   Term loan, maturing November 15, 2007              7,602,969
                 Morris Communications Corporation
    13,107,278   Term loan, maturing June 30, 2005                 13,041,742
                 R.H. DONNELLEY INC.
     7,943,865   Term loan, maturing December 5, 2005               7,905,798
     9,254,469   Term loan, maturing December 5, 2006               9,210,121
                 RAND MCNALLY & COMPANY
       977,500   Term loan, maturing April 30, 2005*                  305,469
     4,398,750   Term loan, maturing April 30, 2006*                1,374,609
                 REIMAN PUBLICATIONS
     3,931,601   Term loan, maturing November 30, 2005              3,947,575
                 THE MCCLATCHY COMPANY
    22,942,838   Term loan, maturing September 10, 2007            22,867,563
                 THE SHERIDAN GROUP, INC.
     7,774,460   Term loan, maturing January 30, 2005               7,772,952
                 VON HOFFMAN PRESS, INC.
     7,448,327   Term loan, maturing May 30, 2004                   7,334,278
    21,622,701   Term loan, maturing May 30, 2005                  21,291,614
-----------------------------------------------------------------------------
                                                               $  191,066,834
-----------------------------------------------------------------------------

Real Estate -- 3.6%
-----------------------------------------------------------------------------
                 622 THIRD AVE COMPANY LLC
$   23,000,000   Term loan, maturing May 9, 2003               $   23,000,000
                 AMERICAN SKIING COMPANY RESORT PROPERTIES, INC.
    11,571,428   Term loan, maturing December 31, 2002             11,571,428
                 AMERICAN TOWER, L.P.
     3,500,000   Term loan, maturing December 31, 2007              3,472,812
                 CORRECTIONS CORPORATION
    13,566,263   Term loan, maturing January 1, 2003               12,865,335
                 CRESCENT REAL ESTATE EQUITIES, L.P.
    17,750,000   Term loan, maturing May 31, 2005                  17,805,469
                 CROWN CASTLE OPERATING COMPANY
     7,900,000   Term loan, maturing March 31, 2008                 7,927,650
                 FORTRESS INVESTMENT FUND, LLC
    12,568,486   Term loan, maturing September 30, 2002            12,568,486
                 HEAD ACQUISITION
    38,231,967   Term loan, maturing November 8, 2002              37,993,017
                 HERITAGE PROPERTY INVESTMENT TRUST, INC
    24,000,000   Term loan, maturing March 18, 2004                24,000,000
                 HQ GLOBAL WORKPLACES, INC.
    19,343,466   Term loan, maturing December 31, 2005             18,279,576
                 ISTAR WALDEN
    13,000,000   Term loan, maturing June 30, 2003                 12,805,000
                 MERISTAR INVESTMENT PARTNERS, L.P.
     5,250,193   Term loan, maturing March 31, 2002                 5,237,067
    11,861,247   Term loan, maturing March 31, 2003                11,831,593
                 OLY HIGHTOP PARENT
    35,500,000   Term loan, maturing March 31, 2006                35,500,000
                 STRATEGIC HOTEL CAPITAL, LLC
    12,000,000   Term loan, maturing April 30, 2004                12,082,500
                 URBAN SHOPPING CENTERS
     2,509,294   Term loan, maturing November 8, 2002               2,493,611
-----------------------------------------------------------------------------
                                                               $  249,433,544
-----------------------------------------------------------------------------

Restaurants -- 1.1%
-----------------------------------------------------------------------------
                 AFC ENTERPRISES INC
$    8,623,162   Term loan, maturing June 30, 2004             $    8,633,941
                 APPLEBEE'S INTERNATIONAL, INC.
     9,351,304   Term loan, maturing March 31, 2006                 9,444,817
                 CAPTAIN D'S, INC.
     9,494,165   Term loan, maturing December 31, 2001              9,351,753
                 TRICON GLOBAL RESTAURANTS, INC.
    51,294,994   Term loan, maturing October 2, 2002               50,585,687
-----------------------------------------------------------------------------
                                                               $   78,016,198
-----------------------------------------------------------------------------

Retail - Food & Drug -- 2.0%
-----------------------------------------------------------------------------
                 DUANE READE INC.
$    3,500,720   Term loan, maturing February 15, 2005         $    3,494,156
       890,111   Term loan, maturing February 15, 2006                888,442
                 PATHMARK STORES, INC.
    14,985,778   Term loan, maturing July 15, 2007                 14,970,792
                 RITE AID CORPORATION
    65,000,000   Term loan, maturing June 27, 2005                 65,108,355
                 SDM CORPORATION
    13,561,550   Term loan, maturing March 30, 2008                13,659,560
    11,561,550   Term loan, maturing March 30, 2009                11,645,106
                 WINN-DIXIE STORES
    25,436,250   Term loan, maturing March 28, 2007                25,527,668
-----------------------------------------------------------------------------
                                                               $  135,294,079
-----------------------------------------------------------------------------

Retail Stores - General Mdse -- 0.8%
-----------------------------------------------------------------------------
                 AMES MERCHANDISING CORPORATION
$   27,500,000   Revolving loan, maturing March 31, 2004       $   27,465,625
     3,500,000   Term loan, maturing March 31, 2004                 3,478,125
                 SERVICE MERCHANDISE
     6,000,000   Term loan, maturing April 14, 2004                 6,000,000
                 SHOPKO STORES, INC.
    15,500,000   Term loan, maturing March 12, 2004                15,461,250
-----------------------------------------------------------------------------
                                                               $   52,405,000
-----------------------------------------------------------------------------

Retail - Specialty -- 1.6%
-----------------------------------------------------------------------------
                 ADVANCE STORES COMPANY, INC.
$   23,306,886   Term loan, maturing April 15, 2006            $   22,869,882
                 CSK AUTO, INC.
    21,443,590   Term loan, maturing October 31, 2003              19,634,287
    13,278,072   Term loan, maturing October 31, 2004              12,157,735
                 JO-ANN STORES, INC.
     9,000,000   Term loan, maturing April 30, 2005                 8,983,125
                 MALL OF AMERICA KAY-BEE TOY, INC.
     1,526,316   Revolving loan, maturing December 7, 2005          1,518,685
                 PETRO STOPPING CENTERS, L.P.
     7,713,608   Term loan, maturing July 31, 2006                  7,675,040
                 STAGE STORES, INC.
    22,602,667   Term loan, maturing June 2, 2003                  22,602,667
                 THE SPORTS AUTHORITY, INC.
    18,563,304   Revolving loan, maturing September 30, 2003       18,516,895
                 TRAVELCENTERS OF AMERICA, INC.
     5,000,000   Term loan, maturing November 8, 2008               5,043,750
-----------------------------------------------------------------------------
                                                               $  119,002,066
-----------------------------------------------------------------------------

Road & Rail -- 0.7%
-----------------------------------------------------------------------------
                 I & M RAIL LINK, LLC
$    1,120,000   Term loan, maturing March 31, 2004*           $      756,000
     7,080,000   Term loan, maturing March 31, 2004*                4,779,000
                 KANSAS CITY SOUTHERN INDUSTRIES, INC.
     7,960,000   Term loan, maturing December 29, 2006              8,026,538
                 MOTOR COACH INDUSTRIES
    11,831,001   Term loan, maturing June 15, 2006                  9,287,336
                 QUALITY DISTRIBUTION, INC.
    12,546,746   Term loan, maturing August 28, 2005               11,675,768
    10,895,034   Term loan, maturing February 28, 2006             10,169,615
-----------------------------------------------------------------------------
                                                               $   44,694,257
-----------------------------------------------------------------------------

Semiconductor Equipment & Products -- 0.4%
-----------------------------------------------------------------------------
                 SEMICONDUCTOR COMPONENTS INDUSTRIES, LLC
$   12,468,099   Term loan, maturing August 4, 2006            $   10,111,629
    13,474,166   Term loan, maturing August 4, 2007                10,927,549
     8,254,595   Term loan, maturing August 4, 2008                 6,694,477
-----------------------------------------------------------------------------
                                                               $   27,733,655
-----------------------------------------------------------------------------

Telecommunications - Wireline -- 1.6%
-----------------------------------------------------------------------------
                 ALEC HOLDINGS, INC.
$   13,429,283   Term loan, maturing November 30, 2006         $   12,998,431
     9,020,718   Term loan, maturing November 30, 2007              8,689,955
                 BROADWING INC.
     5,000,000   Term loan, maturing December 31, 2004              4,887,500
    44,520,000   Term loan, maturing December 31, 2005             43,732,931
                 DAVEL COMMUNICATIONS
     3,931,771   Term loan, maturing June 23, 2005*                   226,077
                 FAIRPOINT COMMUNICATIONS, INC.
     4,447,896   Term loan, maturing March 31, 2006                 4,436,776
    24,296,008   Term loan, maturing March 31, 2007                24,235,268
                 GLOBENET COMMUNICATION HOLDINGS LTD.
     9,498,121   Term loan, maturing September 30, 2005*            5,318,948
                 NSC COMMUNICATIONS CORPORATION
    10,755,882   Term loan, maturing October 1, 2003*               5,377,941
-----------------------------------------------------------------------------
                                                               $  109,903,827
-----------------------------------------------------------------------------

Telecommunications - Wireless -- 7.4%
-----------------------------------------------------------------------------
                 AMERICAN CELLULAR CORPORATION
$   11,415,857   Term loan, maturing March 31, 2007            $   11,312,121
    14,559,268   Term loan, maturing March 31, 2008                14,426,968
                 CENTENNIAL CELLULAR CORP.
     2,000,000   Term loan, maturing November 30, 2005              1,960,000
    29,914,788   Term loan, maturing November 30, 2006             29,582,913
    20,039,489   Term loan, maturing November 30, 2007             19,819,255
                 DOBSON OPERATING COMPANY
     5,307,692   Term loan, maturing March 31, 2007                 5,231,394
     7,105,514   Term loan, maturing December 31, 2007              7,061,104
     8,573,333   Term loan, maturing March 31, 2008                 8,522,965
                 MICROCELL CONNEXIONS
    24,500,000   Term loan, maturing December 30, 2005             22,050,000
    10,273,938   Term loan, maturing March 1, 2006                  9,246,544
                 NEXTEL COMMUNICATIONS, INC.
     4,500,000   Term loan, maturing June 30, 2008                  4,142,813
     4,500,000   Term loan, maturing December 30, 2008              4,142,813
    98,100,000   Term loan, maturing March 31, 2009                88,446,077
                 RURAL CELLULAR CORPORATION
    20,765,000   Term loan, maturing April 6, 2008                 20,375,656
    20,765,000   Term loan, maturing April 6, 2009                 20,354,891
                 SYGNET OPERATING COMPANY (DOBSON)
    11,554,943   Term loan, maturing March 31, 2007                11,358,509
    10,929,427   Term loan, maturing December 23, 2007             10,765,486
                 TELECORP PCS
    32,780,000   Term loan, maturing January 17, 2007              32,390,738
     4,500,000   Term loan, maturing January 17, 2008               4,447,499
                 TELIGENT, INC.
     3,000,000   Term loan, maturing June 30, 2006*                   582,000
                 TRITEL HOLDING CORP.
    30,000,000   Term loan, maturing December 31, 2007             30,046,890
                 VOICESTREAM PCS HOLDINGS, LLC
     5,000,000   Term loan, maturing December 31, 2007              4,996,635
     1,000,000   Term loan, maturing December 31, 2008              1,000,481
                 VOICESTREAM VENDOR FACILITY
    81,500,000   Term loan, maturing June 30, 2009                 81,449,063
                 WESTERN WIRELESS
    20,000,000   Term loan, maturing September 30, 2007            19,766,660
    30,270,000   Term loan, maturing September 30, 2008            30,191,177
                 WINSTAR COMMUNICATIONS, INC.
     4,906,424   DIP loan, maturing September 30, 2001              4,661,103
    40,000,000   Term loan, maturing September 30, 2007*            8,457,160
-----------------------------------------------------------------------------
                                                               $  506,788,915
-----------------------------------------------------------------------------

Textiles & Apparel -- 1.2%
-----------------------------------------------------------------------------
                 CLUETT AMERICAN CORP.
$    5,944,660   Term loan, maturing May 18, 2005              $    5,736,596
                 GFSI, INC.
     8,738,684   Term loan, maturing March 31, 2004                 8,607,604
                 JOAN FABRICS CORPORATION
     2,598,053   Term loan, maturing June 30, 2003                  2,437,839
     9,389,099   Term loan, maturing June 30, 2005                  8,935,296
     4,724,134   Term loan, maturing June 30, 2006                  4,495,803
                 PILLOWTEX CORPORATION
     2,894,235   Term loan, maturing December 31, 2003              1,345,819
    39,788,848   Term loan, maturing December 31, 2004             18,452,078
                 THE WILLIAM CARTER COMPANY
    21,106,715   Term loan, maturing October 31, 2003              21,071,530
                 WALLS INDUSTRIES, INC.
     4,595,744   Term loan, maturing February 28, 2005              4,595,744
     6,510,638   Term loan, maturing February 28, 2006              6,510,638
-----------------------------------------------------------------------------
                                                               $   82,188,947
-----------------------------------------------------------------------------

Theaters -- 0.3%
-----------------------------------------------------------------------------
                 EDWARDS MEGAPLEX HOLDINGS, LLC
$   11,042,155   Term loan, maturing August 25, 2006*          $   10,563,665
                 HOLLYWOOD THEATER HOLDINGS, INC.
     8,313,088   Term loan, maturing March 31, 2006                 7,066,125
-----------------------------------------------------------------------------
                                                               $   17,629,790
-----------------------------------------------------------------------------

Utilities -- 0.3%
-----------------------------------------------------------------------------
                 WESTERN RESOURCES INC.
$   22,843,650   Term loan, maturing March 17, 2003            $   23,003,556
-----------------------------------------------------------------------------
                                                               $   23,003,556
-----------------------------------------------------------------------------

Total Senior, Secured, Floating-Rate Interests
  (identified cost $6,043,474,369)                             $5,733,531,202
-----------------------------------------------------------------------------

CORPORATE BONDS AND NOTES -- 1.0%

PRINCIPAL
AMOUNT
(000'S OMITTED)       SECURITY                                    VALUE
-----------------------------------------------------------------------------

Airlines -- 0.0%
-----------------------------------------------------------------------------
$        3,000   Delta Air Lines 7.70%, 12/15/05               $    2,974,014
-----------------------------------------------------------------------------
                                                               $    2,974,014
-----------------------------------------------------------------------------

Auto Components -- 0.0%
-----------------------------------------------------------------------------
$          628   Key Plastics Jr. Secured Sub Note,
                 4.00% (PIK), 4/26/07                          $      628,239
         1,691   Key Plastics Sr. Secured Sub Note,
                 7.00%, 4/26/07                                     1,691,136
-----------------------------------------------------------------------------
                                                               $    2,319,375
-----------------------------------------------------------------------------

Banks and Money Services -- 0.6%
-----------------------------------------------------------------------------
$       25,000   Ford Motor Credit Corp. 6.875%, 2/1/06        $   25,352,000
        15,000   General Motors Acceptance Corp.
                 6.75%, 1/15/06                                    15,246,510
-----------------------------------------------------------------------------
                                                               $   40,598,510
-----------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.1%
-----------------------------------------------------------------------------
$        3,000   ServiceMaster 8.45%, 4/15/05                  $    3,060,648
-----------------------------------------------------------------------------
                                                               $    3,060,648
-----------------------------------------------------------------------------

Containers and Packaging -- 0.0%
-----------------------------------------------------------------------------
$        3,000   Tenneco Packaging 7.20%, 12/15/05             $    2,978,778
-----------------------------------------------------------------------------
                                                               $    2,978,778
-----------------------------------------------------------------------------

Electronics -- 0.1%
-----------------------------------------------------------------------------
$        3,000   Pinnacle Partner 8.83%, 8/15/04               $    3,121,062
-----------------------------------------------------------------------------
                                                               $    3,121,062
-----------------------------------------------------------------------------

Medical Products -- 0.0%
-----------------------------------------------------------------------------
$        3,000   Boston Scientific 6.625%, 3/15/05             $    2,931,915
-----------------------------------------------------------------------------
                                                               $    2,931,915
-----------------------------------------------------------------------------

Metals -- 0.0%
-----------------------------------------------------------------------------
$            5   Philips Services Corp. 6.00%, 4/15/10         $            0
-----------------------------------------------------------------------------
                                                               $            0
-----------------------------------------------------------------------------

Personal Products -- 0.0%
-----------------------------------------------------------------------------
$        4,074   AM Cosmetics, Inc., 0.00%, 5/30/07            $            0
-----------------------------------------------------------------------------
                                                               $            0
-----------------------------------------------------------------------------

Telecommunications -- 0.1%
-----------------------------------------------------------------------------
$        5,000   AT&T Canada, Inc. 7.625%, 3/15/05             $    4,974,110
         3,000   Cox Communications, Inc. 6.875%, 6/15/05           3,060,492
-----------------------------------------------------------------------------
                                                               $    8,034,602
-----------------------------------------------------------------------------

Waste Disposal -- 0.1%
-----------------------------------------------------------------------------
$        3,000   Waste Management, Inc. 6.50%, 5/15/04         $    3,005,331
-----------------------------------------------------------------------------
                                                               $    3,005,331
-----------------------------------------------------------------------------
Total Corporate Bonds and Notes
  (identified cost $72,790,726)                                $   69,024,235
                                                               --------------

COMMON STOCKS AND WARRANTS -- 0.0%
SHARES/RIGHTS            SECURITY                                 VALUE
-----------------------------------------------------------------------------
        52,190   AM Cosmetics Common Stock*                    $            0
           583   AM Cosmetics Preferred Stock (Series E)*                   0
     2,562,285   Carlyle-Key Partners, L.P.*                        2,562,285
           608   Classic Cable Common Stock Warrants*                       0
         4,834   Dimac Corporation Preferred Stock (Series A)*              0
         4,834   Dimac Corporation Warrants*                                0
        33,278   Environmental Systems Products Holdings
                 Common Stock*                                              0
         5,433   Environmental Systems Products
                 Holdings Preferred (Series A)*                        62,475
       510,222   IHDG Realty Common Stock*                                  0
       510,222   Imperial Home Decor Group
                 Holding Common Stock*                                      0
           126   KAC Mezzanine Holdings Co. Warrants
                 Class A*                                                   0
           115   KAC Mezzanine Holdings Co. Warrants
                 Class B*                                                   0
           217   Key Plastics LLC Preferred Stock
                 (Series A)*                                          217,431
        32,910   MEDIQ Incorporated Preferred Stock
                 (Series A)*                                                0
         4,938   Philips Services Corporation 6%
                 Subordinated Notes 4/15/10*                                0
       150,365   Philips Services Corporation Common Stock*           521,583
        34,364   PSI Acquisition Warrants*                                  0
       297,015   Safelite Glass Corporation Common Stock*                   0
        20,048   Safelite Realty Corporation Common Stock*                  0
           879   Tokheim Corporation Preferred Stock
                 (Series A)*                                                0
        59,602   Tokheim Corporation Stock Warrants*                        0
-----------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost $8,125,404)                                 $    3,363,774
-----------------------------------------------------------------------------

COMMERCIAL PAPER -- 13.8%

PRINCIPAL
AMOUNT                SECURITY                                      VALUE
-----------------------------------------------------------------------------
$  165,874,000   American Express Credit, 3.75%, 7/9/01        $  165,735,773
   100,000,000   American General Corp., 3.90%, 7/10/01            99,902,500
   100,000,000   Asset Securitization, 3.90%, 7/19/01              99,805,000
   143,782,000   Barton Capital Corp., 3.96%, 7/9/01              143,655,472
    43,996,000   CIT Group Holdings, 4.14%, 7/2/01                 43,990,940
   148,102,000   Ford Motor Credit Corp., 3.70%, 7/10/01          147,965,006
    96,888,000   General Electric Cap Corp., 4.10%, 7/2/01         96,876,965
    50,000,000   Household Finance Corp., 4.14%, 7/2/01            49,994,250
    50,000,000   Panasonic Finance, 3.82%, 7/3/01                  49,989,389
    50,167,000   Wells Fargo Financial, 3.96%, 7/6/01              50,139,407
-----------------------------------------------------------------------------
Total Commercial Paper (amortized cost, $948,054,702)          $  948,054,702
-----------------------------------------------------------------------------
Total Investments -- 98.5% (identified cost, $7,072,445,201)   $6,753,973,913
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                         $  101,687,486
-----------------------------------------------------------------------------
Total Net Assets -- 100.0%                                     $6,855,661,399
-----------------------------------------------------------------------------
(1) Senior secured floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at the election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of appoximately three years.
  * Non-income producing security.

Note: At June 30, 2001, the Porftolio has unfunded commitments amounting to $198,159,528 under various revolving credit agreements.

                     See notes to financial statements.

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001
(Expressed in United States Dollars)

Assets
-----------------------------------------------------------------------------
Investments, at value
  (identified cost, $7,072,445,201)                            $6,753,973,913
Cash                                                               65,520,057
Interest receivable                                                37,994,685
Deferred organization expenses                                          9,904
Prepaid expenses                                                      755,776
-----------------------------------------------------------------------------
Total assets                                                   $6,858,254,335
-----------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------
Deferred facility fee income                                   $    1,137,856
Payable to affiliate for Trustees' fees                                11,882
Payable for open swap contracts                                       855,272
Accrued expenses                                                      587,926
-----------------------------------------------------------------------------
Total liabilities                                              $    2,592,936
-----------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio      $6,855,661,399
-----------------------------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals        $7,174,987,959
Net unrealized depreciation (computed on the basis
   of identified cost)                                           (319,326,560)
-----------------------------------------------------------------------------
Total                                                          $6,855,661,399
-----------------------------------------------------------------------------

                       See notes to financial statements

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2001
(EXPRESSED IN UNITED STATES DOLLARS)

Investment Income
-----------------------------------------------------------------------------
Interest                                                       $  311,941,670
Facility fees earned                                                  746,573
-----------------------------------------------------------------------------
Total investment income                                        $  312,688,243
-----------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------
Investment adviser fee                                         $   15,725,297
Trustees' fees and expenses                                            21,085
Custodian fee                                                         760,221
Legal and accounting services                                         675,471
Interest expense                                                      295,350
Amortization of organization expenses                                   3,077
Miscellaneous                                                         305,486
-----------------------------------------------------------------------------
Total expenses                                                 $   17,785,987
-----------------------------------------------------------------------------
Net investment income                                          $  294,902,256
-----------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)              $ (114,412,702)
-----------------------------------------------------------------------------
Net realized loss                                              $ (114,412,702)
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                          $   17,565,098
  Interest rate swap contracts                                       (855,272)
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           $   16,709,826
-----------------------------------------------------------------------------
Net realized and unrealized loss                               $  (97,702,876)
-----------------------------------------------------------------------------
Net increase in net assets from operations                     $  197,199,380
-----------------------------------------------------------------------------

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS
(EXPRESSED IN UNITED STATES DOLLARS)
Increase (Decrease)                         SIX MONTHS ENDED       YEAR ENDED
in Net Assets                                 JUNE 30, 2001    DECEMBER 31, 2000
--------------------------------------------------------------------------------
From operations --
  Net investment income                      $   294,902,256    $   802,244,721
  Net realized loss                             (114,412,702)       (97,687,213)
  Net change in unrealized appreciation
    (depreciation)                                16,709,826       (269,754,529)
                                             ---------------    ---------------
Net increase in net assets from operations   $   197,199,380    $   434,802,979
                                             ---------------    ---------------
Capital transactions --
  Contributions                              $   340,696,624    $ 2,027,650,216
  Withdrawals                                 (1,704,021,280)    (3,827,517,843)
                                             ---------------    ---------------
Net decrease in net assets from capital
  transactions                               $(1,363,324,656)   $(1,799,867,627)
                                             ---------------    ---------------
Net decrease in net assets                   $(1,166,125,276)   $(1,365,064,648)
                                             ---------------    ---------------
Net Assets
                                             ---------------    ---------------
At beginning of period                       $ 8,021,786,675    $ 9,386,851,323
                                             ---------------    ---------------
At end of period                             $ 6,855,661,399    $ 8,021,786,675
                                             ---------------    ---------------

                       See notes to financial statements

STATEMENT OF CASH FLOWS
(EXPRESSED IN UNITED STATES DOLLARS)
                                                     Six Months Ended
Increase (Decrease) in Cash                           June 30, 2001
---------------------------------------------------------------------
Cash flows from (used for) operating activities --
  Purchase of loan interests                         $(1,045,054,165)
  Proceeds from sales and principal repayments         2,481,534,050
  Interest received                                      331,648,946
  Facility fees received                                      67,104
  Interest paid                                             (300,333)
  Decrease in prepaid expenses                               162,896
  Operating expenses paid                                (17,368,526)
  Net increase in short-term investments                (404,074,054)
---------------------------------------------------------------------
Net cash from operating activities                   $ 1,346,615,918
---------------------------------------------------------------------
Cash flows from (used for) financing activities --
  Proceeds from capital contributions                $   340,696,624
  Payments for capital withdrawals                    (1,704,021,280)
---------------------------------------------------------------------
Net cash used for financing activities               $(1,363,324,656)
---------------------------------------------------------------------
Net decrease in cash                                 $   (16,708,738)
---------------------------------------------------------------------
Cash at beginning of period                          $    82,228,795
---------------------------------------------------------------------
Cash at end of period                                $    65,520,057
---------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash
From Operating Activities
---------------------------------------------------------------------
Net increase in net assets from operations           $   197,199,380
Decrease in receivable for investments sold                4,496,419
Decrease in interest receivable                           25,798,489
Decrease in prepaid expenses                                 159,819
Decrease in deferred organization expenses                     3,077
Increase in payable to affiliate                               2,072
Decrease in deferred facility fee income                    (746,573)
Increase in accrued expenses                                 111,979
Increase in payable for open swap contracts                  855,272
Net decrease in investments                            1,118,735,984
---------------------------------------------------------------------
Net cash from operating activities                   $ 1,346,615,918
---------------------------------------------------------------------

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA
                                                                        YEAR ENDED DECEMBER 31,
         SIX MONTHS ENDED           ----------------------------------------------------------------------------------------------
         JUNE 30, 2001                      2000               1999               1998               1997               1996
----------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
----------------------------------------------------------------------------------------------------------------------------------
Operating expenses                                0.47%(1)       0.44%          0.56%          0.93%          0.94%          0.98%
Interest expense                                  0.01%(1)       0.01%          0.01%          0.01%          0.02%          0.04%
Net investment income                             7.86%          8.62%          7.32%          7.12%          7.12%          7.17%
Portfolio Turnover                                  16%            47%            64%            56%            81%            75%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)   $6,855,661     $8,021,787     $9,386,851     $6,430,334     $4,035,072     $3,010,074
----------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

                                                 See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS
(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans). Certain senior loans are deemed to be liquid if reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment advisor, Boston Management and Research (BMR), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps is determined by changes in the relationship between two rates of interest. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan. The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio acretes market discounts on debt securities.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. Effective May 1, 1999, the Trustees of the Portfolio voted to accept a waiver of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year will not exceed on an annual basis 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended June 30, 2001, the effective annual rate, based on average daily gross assets, was 0.42% and amounted to $15,725,297. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

  During the six months ended June 30, 2001 the Portfolio engaged in purchase and sale transactions with other funds that also utilize BMR, or an affiliate of BMR, as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $6,000,000 and $546,104,900, respectively.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended June 30, 2001 aggregated $1,039,594,101 and $2,470,616,340, respectively.

4 Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $685 million unsecured line of credit with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of approximately $295,350 which is computed at the annual rate of 0.10% of the credit agreement. There were no significant borrowings under this agreement during the six months ended June 30, 2001. As of June 30, 2001, the Portfolio had no borrowings outstanding.

5 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio has entered into an interest rate swap agreement with Morgan Guaranty Trust Company of New York whereby the Portfolio makes monthly payments at a fixed rate of 5.66% on the notional amount of $57,000,000. In exchange, the Portfolio receives payments equal to LIBOR on the same notional amount. The value of the contract, which terminates at February 1, 2006, is recorded as a payable for open swap contracts of $855,272 at June 30, 2001.

6 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $7,072,445,201
  -------------------------------------------------------------------------
  Gross unrealized appreciation                              $   14,929,974
  Gross unrealized depreciation                                (333,401,262)
  -------------------------------------------------------------------------
  Net unrealized depreciation                                $ (318,471,288)
  -------------------------------------------------------------------------

Senior Debt Portfolio as of June 30, 2001

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of Senior Debt Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of June 30, 2001, the related statements of operations and cash flows for the six months then ended, the statements of changes in net assets for the six months ended June 30, 2001 and the year ended December 31, 2000, and the supplementary data for the six months ended June 30, 2001 and each of the years in the five-year period ended December 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at June 30, 2001 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of June 30, 2001, and the results of its operations, its cash flows, the changes in its net assets and its supplemental data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

               DELOITTE & TOUCHE LLP
               Boston, Massachusetts
               August 10, 2001

Eaton Vance Prime Rate Reserves as of June 30, 2001

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INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

EATON VANCE PRIME RATE RESERVES

Officers                        Trustees

JAMES B. HAWKES                 JESSICA M. BIBLIOWICZ
President and Trustee           President and Chief Executive Officer,
                                National Financial Partners

SCOTT H. PAGE
Vice President                  DONALD R. DWIGHT
                                President, Dwight Partners, Inc.

PAYSON F. SWAFFIELD
Vice President                  SAMUEL L. HAYES, III
                                Jacob H. Schiff Professor of Investment
                                Banking Emeritus, Harvard University
JAMES L. O'CONNOR               Graduate School of Business Administration
Treasurer

                                NORTON H. REAMER
ALAN R. DYNNER                  Chairman and Chief Operating Officer,
Secretary                       Hellman, Jordan Management Co., Inc.
                                President, Jordan Simmons Capital LLC
                                and Unicorn Corporation

                                LYNN A. STOUT
                                Professor of Law,
                                UCLA School of Law

                                JACK L. TREYNOR
                                Investment Adviser and Consultant

Senior Debt Portfolio

Officers                        Trustees

JAMES B. HAWKES                 JESSICA M. BIBLIOWICZ
President and Trustee           President and Chief Executive Officer,
                                National Financial Partners

SCOTT H. PAGE
Vice President and              DONALD R. DWIGHT
Co-Portfolio Manager            President, Dwight Partners, Inc.

PAYSON F. SWAFFIELD             SAMUEL L. HAYES, III
Vice President and              Jacob H. Schiff Professor of Investment
Co-Portfolio Manager            Banking Emeritus, Harvard University
                                Graduate School of Business Administration

JAMES L. O'CONNOR
Treasurer                       NORTON H. REAMER
                                Chairman and Chief Operating Officer,
                                Hellman, Jordan Management Co., Inc.
ALAN R. DYNNER                  President, Jordan Simmons Capital LLC
Secretary                       and Unicorn Corporation

                                LYNN A. STOUT
                                Professor of Law,
                                UCLA School of Law

                                JACK L. TREYNOR
                                Investment Adviser and Consultant

INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE PRIME RATE RESERVES
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


-------------------------------------------------------------------------------
                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122
-------------------------------------------------------------------------------


EATON VANCE PRIME RATE RESERVES
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------


165-8/01                                                                  PRSRC